Schedule of Investments (unaudited) July 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
YPF SA, ADR(a)	21,954	$136,773

Brazil — 3.1%
B2W Cia Digital(a)	2,037	46,593
B3 SA — Brasil Bolsa Balcao	42,687	519,129
BRF SA(a)	10,604	42,078
BRF SA, ADR(a)	25,326	100,797
CCR SA	23,615	67,723
Cia de Saneamento do Parana	10,800	63,456
Cosan SA	7,903	136,955
Hapvida Participacoes e Investimentos SA(b)	5,935	74,111
Hypera SA	10,099	69,927
Iochpe Maxion SA	22,052	54,321
Natura & Co. Holding SA	12,745	114,927
Notre Dame Intermedica Participacoes SA	7,700	98,543
Raia Drogasil SA	2,606	61,996
TIM Participacoes SA	22,080	66,665
TOTVS SA	40,556	200,815
Ultrapar Participacoes SA	70,699	256,691
Ultrapar Participacoes SA, ADR	18,105	65,178
Vale SA	84,561	984,118
Vale SA, ADR	30,057	349,863
WEG SA	15,352	198,207

		3,572,093

China — 42.9%
3SBio, Inc.(a)(b)	177,000	215,398
Agricultural Bank of China Ltd., Class H	868,000	308,094
Airtac International Group	3,000	62,932
Alibaba Group Holding Ltd., ADR(a)	34,404	8,636,095
Alibaba Health Information Technology Ltd.(a)	62,000	171,621
Angel Yeast Co. Ltd., Class A	21,857	206,008
Anhui Conch Cement Co. Ltd., Class A	39,201	344,520
ANTA Sports Products Ltd.	33,000	313,269
Autohome, Inc., ADR	8	701
BAIC Motor Corp. Ltd., Class H(b)	388,500	189,457
Baidu, Inc., ADR(a)	6,584	786,130
Bank of China Ltd., Class H	1,546,000	514,832
Bank of Communications Co. Ltd., Class H	72,000	39,966
Bank of Hangzhou Co. Ltd., Class A	48,700	65,781
Baoshan Iron & Steel Co. Ltd., Class A	336,130	236,696
BBMG Corp., Class H	167,000	36,664
Beijing Enterprises Holdings Ltd.	87,000	304,459
Betta Pharmaceuticals Co. Ltd., Class A	10,500	207,893
C&S Paper Co. Ltd., Class A	14,949	52,203
CanSino Biologics, Inc., Class H(a)(b)	800	28,091
Chacha Food Co. Ltd., Class A	12,756	105,725
Changchun High & New Technology Industry Group, Inc., Class A	938	66,729
China Communications Services Corp. Ltd., Class H	276,000	178,924
China Construction Bank Corp., Class H	414,000	301,860
China Galaxy Securities Co. Ltd., Class H	53,500	32,002
China International Travel Service Corp. Ltd., Class A	3,049	106,085
China Lesso Group Holdings Ltd.	51,000	98,670
China Life Insurance Co. Ltd., Class H	379,000	869,393
China Maple Leaf Educational Systems Ltd.	120,000	41,575
China Medical System Holdings Ltd.	32,000	38,856
China Mengniu Dairy Co. Ltd.(a)	35,000	164,236
China Merchants Bank Co. Ltd., Class H	31,000	144,676
China Mobile Ltd.	223,000	1,522,228
China Mobile Ltd., ADR	13,234	450,750

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	81,000	$32,900
China National Medicines Corp. Ltd., Class A	6,099	38,376
China Oilfield Services Ltd., Class H	194,000	151,367
China Overseas Land & Investment Ltd.	11,000	33,519
China Overseas Property Holdings Ltd.	60,000	62,672
China Pacific Insurance Group Co. Ltd., Class H	57,800	167,471
China Railway Construction Corp. Ltd., Class H	137,000	109,577
China Railway Group Ltd., Class A	97,494	77,705
China Railway Group Ltd., Class H	284,000	143,767
China Resources Beer Holdings Co. Ltd.	34,000	236,436
China Resources Pharmaceutical Group Ltd.(b)	119,500	67,874
China State Construction International Holdings Ltd.	44,000	26,036
China Telecom Corp. Ltd., Class H	1,710,000	507,743
China Unicom Hong Kong Ltd.	1,160,000	645,222
China Vanke Co. Ltd., Class H	15,400	48,547
Chinasoft International Ltd.(a)	64,000	48,816
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,861	49,492
CITIC Ltd.	116,000	108,877
CITIC Securities Co. Ltd., Class H	57,000	132,917
CNOOC Ltd.	601,000	634,356
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	36,700	37,687
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	84,000	37,492
Country Garden Services Holdings Co. Ltd.	29,000	174,967
CSPC Pharmaceutical Group Ltd.	175,200	368,999
East Money Information Co. Ltd., Class A	64,051	244,209
ENN Energy Holdings Ltd.	20,700	250,920
Fuyao Glass Industry Group Co. Ltd., Class H(b)	21,200	59,193
G-bits Network Technology Xiamen Co. Ltd., Class A	1,699	150,690
GDS Holdings Ltd., ADR(a)	481	38,619
Geely Automobile Holdings Ltd.	22,000	46,151
Genscript Biotech Corp.(a)	16,000	34,768
GoerTek, Inc., Class A	44,287	271,867
Great Wall Motor Co. Ltd., Class H	139,000	135,697
Guangzhou Automobile Group Co. Ltd., Class H	58,000	55,435
Guangzhou Wondfo Biotech Co. Ltd., Class A	2,660	37,160
Haitong Securities Co. Ltd., Class H(a)	134,000	124,664
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	10,000	43,313
Henan Shuanghui Investment & Development Co. Ltd., Class A	29,404	229,916
Hithink RoyalFlush Information Network Co. Ltd., Class A	5,491	112,343
Huadong Medicine Co. Ltd., Class A	7,740	30,811
Hunan Valin Steel Co. Ltd., Class A	93,400	59,853
Industrial & Commercial Bank of China Ltd., Class H	869,000	509,183
Industrial Bank Co. Ltd., Class A	52,200	116,921
Innovent Biologics, Inc.(a)(b)	17,000	104,408
JD.com, Inc., ADR(a)	24,521	1,564,195
JD.com, Inc., Class A(a)	4,850	150,688
Jiangsu Expressway Co. Ltd., Class H	82,000	87,956
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,457	56,326
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,967	80,633
Jiangsu Yangnong Chemical Co. Ltd., Class A	7,500	102,919
JOYY, Inc., ADR(a)	1,045	83,412
Kingdee International Software Group Co. Ltd.(a)	69,000	190,842
Lenovo Group Ltd.	932,000	561,853
Livzon Pharmaceutical Group, Inc., Class A	859	6,700
Luxshare Precision Industry Co. Ltd., Class A	67,187	566,193
Luye Pharma Group Ltd.(b)	78,000	49,301
Mango Excellent Media Co. Ltd., Class A(a)	6,900	67,252
Meituan Dianping, Class B(a)	91,300	2,259,355

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Momo, Inc., ADR	2,819	$52,067
NetEase, Inc.	13,800	250,705
NetEase, Inc., ADR	1,905	873,290
New China Life Insurance Co. Ltd., Class H	55,200	215,991
New Oriental Education & Technology Group, Inc., ADR(a)	4,484	628,657
NIO, Inc., ADR(a)	23,806	284,244
Perfect World Co. Ltd., Class A	26,850	147,464
PetroChina Co. Ltd., ADR	1,926	66,351
PetroChina Co. Ltd., Class H	746,000	259,423
Pharmaron Beijing Co. Ltd., Class H(b)	4,400	47,868
PICC Property & Casualty Co. Ltd., Class H	228,000	180,175
Pinduoduo, Inc., ADR(a)	5,553	509,765
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,500	93,982
Ping An Insurance Group Co. of China Ltd., Class H	47,000	495,907
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Sany Heavy Industry Co. Ltd., Class A	47,500	143,459
SF Holding Co. Ltd., Class A	7,000	70,864
SG Micro Corp., Class A	800	41,800
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	52,000	132,422
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	44,998
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	155,600	276,644
Shanghai RAAS Blood Products Co. Ltd., Class A	29,400	43,519
Shengyi Technology Co. Ltd., Class A	7,404	30,501
Shenzhen Inovance Technology Co. Ltd., Class A	38,854	279,535
Shenzhen Kangtai Biological Products Co. Ltd., Class A(a)	1,000	32,197
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,354	315,668
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	2,900	9,330
Silergy Corp.	2,000	119,981
Sinopec Engineering Group Co. Ltd., Class H	65,000	28,812
Sinopec Shanghai Petrochemical Co. Ltd., Class H	118,000	26,273
Sinopharm Group Co. Ltd., Class H	130,000	309,826
Sunny Optical Technology Group Co. Ltd.	20,800	390,605
TAL Education Group, ADR(a)	2,246	175,570
Tencent Holdings Ltd.	134,700	9,240,171
Tencent Music Entertainment Group, ADR(a)	5,780	93,289
Thunder Software Technology Co. Ltd., Class A	13,803	191,661
Tingyi Cayman Islands Holding Corp.	204,000	380,296
Toly Bread Co. Ltd., Class A	4,500	38,788
Uni-President China Holdings Ltd.	32,000	34,722
Vipshop Holdings Ltd., ADR(a)	3,884	88,439
Want Want China Holdings Ltd.(c)	549,000	406,287
Weihai Guangwei Composites Co. Ltd., Class A	22,191	246,309
Wens Foodstuffs Group Co. Ltd., Class A	138,178	469,757
Westone Information Industry, Inc., Class A	12,498	39,298
Winning Health Technology Group Co. Ltd., Class A	2,815	9,303
Wuhan Guide Infrared Co. Ltd., Class A	14,300	79,932
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	21,067	137,511
WuXi AppTec Co. Ltd., Class A	2,520	40,754
WuXi AppTec Co. Ltd., Class H(b)	36,400	548,836
Wuxi Biologics Cayman, Inc.(a)(b)	16,500	340,623
Xiaomi Corp., Class B(a)(b)	41,400	79,366
Yintai Gold Co. Ltd., Class A	58,500	159,532
Yum China Holdings, Inc.	1,511	77,424
Yunnan Baiyao Group Co. Ltd., Class A	2,099	32,928
Zai Lab Ltd., ADR(a)	634	48,254
Zhejiang Dingli Machinery Co. Ltd., Class A	6,132	77,917

Security	Shares	Value

China (continued)
Zhejiang NHU Co. Ltd., Class A	5,034	$21,199
Zijin Mining Group Co. Ltd., Class H	326,000	204,943
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	372,552	440,478
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	127,000	130,936

		49,505,927

Colombia — 0.1%
Bancolombia SA, ADR	3,262	91,075

Czech Republic — 0.1%
Moneta Money Bank AS(b)	39,269	89,403

Greece — 0.1%
Hellenic Telecommunications Organization SA	4,341	63,871
OPAP SA	3,965	35,919

		99,790

Hong Kong — 0.4%
Hutchison China MediTech Ltd., ADR(a)	794	21,534
Nine Dragons Paper Holdings Ltd.	150,000	157,550
Sino Biopharmaceutical Ltd.	189,000	246,907

		425,991

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	21,764	128,206
Richter Gedeon Nyrt.	6,453	149,305

		277,511

India — 8.4%
Asian Paints Ltd.	23,711	542,884
Aurobindo Pharma Ltd.	15,162	177,757
Biocon Ltd.(a)	6,979	38,183
Britannia Industries Ltd.	780	39,810
Cipla Ltd.	8,448	81,220
Dabur India Ltd.	92,965	637,080
Divi’s Laboratories Ltd.	1,356	47,441
Dr Reddy’s Laboratories Ltd.	4,021	243,508
Glenmark Pharmaceuticals Ltd.	27,187	164,443
HCL Technologies Ltd.	59,267	557,216
HDFC Asset Management Co. Ltd.(b)	1,081	34,905
Hemisphere Properties India Ltd.(a)	11,589	23,851
Hindalco Industries Ltd.	109,443	239,350
Hindustan Unilever Ltd.	13,948	411,455
Housing Development Finance Corp. Ltd.	39,615	942,142
ICICI Bank Ltd.(a)	66,950	311,561
Indraprastha Gas Ltd.(a)	12,004	64,762
Infosys Ltd.	71,303	916,824
Infosys Ltd., ADR	24,359	313,013
Ipca Laboratories Ltd.	2,022	50,799
ITC Ltd.	105,195	272,722
Jubilant Life Sciences Ltd.	6,037	64,119
Just Dial Ltd.(a)	7,275	35,633
Kotak Mahindra Bank Ltd.	4,555	83,012
Lupin Ltd.	3,778	46,763
Mindtree Ltd.	8,317	120,118
Mphasis Ltd.	11,204	173,346
National Aluminium Co. Ltd.	79,469	34,873
Nestle India Ltd.	2,724	599,978
Oil & Natural Gas Corp. Ltd.	84,771	88,639
Persistent Systems Ltd.	6,238	76,508
Petronet LNG Ltd.	2,867	9,488
Reliance Industries Ltd.	37,657	1,041,426
SRF Ltd.	1,413	71,602
Sun Pharmaceutical Industries Ltd.	14,299	101,568

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Chemicals Ltd.	24,395	$99,766
Tata Consultancy Services Ltd.	19,275	585,587
UPL Ltd.(a)	38,848	247,906
Wipro Ltd.	15,845	59,395

		9,650,653

Indonesia — 1.6%
Bank Central Asia Tbk PT	238,600	511,074
Bank Mandiri Persero Tbk PT	616,300	244,948
Bank Negara Indonesia Persero Tbk PT	773,700	244,602
Bank Rakyat Indonesia Persero Tbk PT	1,570,000	341,028
Indofood Sukses Makmur Tbk PT	205,500	91,080
Kalbe Farma Tbk PT	656,300	70,600
Telekomunikasi Indonesia Persero Tbk PT	1,562,800	325,969

		1,829,301

Malaysia — 1.9%
Hartalega Holdings Bhd	127,700	613,613
IHH Healthcare Bhd	55,100	70,379
Kossan Rubber Industries	24,500	102,081
Malaysia Airports Holdings Bhd	24,900	31,108
Maxis Bhd	136,900	171,100
Nestle Malaysia Bhd	1,100	36,801
Public Bank Bhd	71,600	287,387
RHB Bank Bhd	69,700	82,535
Serba Dinamik Holdings Bhd	116,700	45,028
Supermax Corp. Bhd(a)	46,000	202,015
Telekom Malaysia Bhd	152,500	143,915
Top Glove Corp. Bhd	61,400	376,095
UWC Bhd	42,200	45,735

		2,207,792

Mexico — 1.6%
Alfa SAB de CV, Class A	62,357	33,735
America Movil SAB de CV, Series L	502,911	316,141
Arca Continental SAB de CV	57,637	284,262
Coca-Cola Femsa SAB de CV	6,900	28,499
Fomento Economico Mexicano SAB de CV	43,550	267,229
Grupo Aeroportuario del Centro Norte SAB de CV(a)	41,569	171,301
Grupo Aeroportuario del Pacifico SAB de CV, Class B	10,155	67,410
Grupo Financiero Banorte SAB de CV, Class O	124,596	447,325
Grupo Mexico SAB de CV, Series B	12,956	32,723
Wal-Mart de Mexico SAB de CV	85,177	199,901

		1,848,526

Peru — 0.2%
Hochschild Mining PLC	60,787	215,402
Southern Copper Corp.	1,344	58,746

		274,148

Philippines — 0.3%
BDO Unibank, Inc.	113,970	203,816
Manila Electric Co.	14,170	76,501
Metropolitan Bank & Trust Co.	33,600	23,467

		303,784

Poland — 1.3%
Bank Polska Kasa Opieki SA(a)	49,196	663,904
Polski Koncern Naftowy ORLEN SA	19,283	274,564
Powszechna Kasa Oszczednosci Bank Polski SA(a)	61,041	353,533
Powszechny Zaklad Ubezpieczen SA	27,898	201,104

		1,493,105

Russia — 3.5%
Gazprom PJSC, ADR	9,574	46,282

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	248,123	$19,365
LUKOIL PJSC	19,629	1,347,827
LUKOIL PJSC, ADR	11,935	809,615
Magnitogorsk Iron & Steel Works PJSC	385,903	208,353
Magnitogorsk Iron & Steel Works PJSC, GDR	3,814	26,582
MMC Norilsk Nickel PJSC	2,718	719,852
MMC Norilsk Nickel PJSC, ADR	1,773	46,314
Novatek PJSC, GDR	3,302	481,092
PhosAgro PJSC, GDR	4,169	49,266
Severstal PJSC	8,045	98,735
Tatneft PJSC	27,200	202,917

		4,056,200

Saudi Arabia — 2.0%
Abdullah Al Othaim Markets Co.	2,035	65,003
Al Rajhi Bank	47,968	753,887
Bank AlBilad	15,119	94,595
Banque Saudi Fransi	5,260	42,044
National Commercial Bank	31,488	304,593
Riyad Bank	16,632	75,124
Samba Financial Group	40,467	278,744
Saudi Basic Industries Corp.	23,263	550,584
Saudi British Bank	21,651	139,734
Savola Group	3,553	43,920

		2,348,228

South Africa — 6.1%
Absa Group Ltd.	87,736	406,614
Anglo American Platinum Ltd.	5,401	414,598
AngloGold Ashanti Ltd.	7,604	248,072
AngloGold Ashanti Ltd., ADR(c)	3,646	117,365
Aspen Pharmacare Holdings Ltd.(a)	4,608	35,649
Barloworld Ltd.	30,420	117,335
Capitec Bank Holdings Ltd.	1,319	68,247
Clicks Group Ltd.	19,085	254,693
FirstRand Ltd.	152,559	347,462
Foschini Group Ltd.	48,115	197,410
Gold Fields Ltd.	24,592	325,207
Gold Fields Ltd., ADR	29,472	385,788
Impala Platinum Holdings Ltd.	20,793	185,619
Investec Ltd.	39,348	77,027
Kumba Iron Ore Ltd.	3,944	127,541
Life Healthcare Group Holdings Ltd.	23,736	24,222
MTN Group Ltd.	73,795	258,114
MultiChoice Group(a)	12,758	78,615
Naspers Ltd., N Shares	11,562	2,103,720
Nedbank Group Ltd.	22,207	136,294
Netcare Ltd.	242,194	192,692
Northam Platinum Ltd.(a)	295	2,328
Old Mutual Ltd.	293,706	197,221
Sibanye Stillwater Ltd.(a)	33,994	96,162
SPAR Group Ltd.	8,890	85,646
Standard Bank Group Ltd.	83,853	533,298
Telkom SA SOC Ltd.	27,064	46,143

		7,063,082

South Korea — 8.6%
Celltrion Healthcare Co. Ltd.(a)	1,261	100,134
Celltrion, Inc.(a)	1,786	445,233
Cheil Worldwide, Inc.	1,288	20,790
DGB Financial Group, Inc.	19,742	85,548
GS Holdings Corp.	1,981	58,303
Hankook Tire & Technology Co. Ltd.	2,187	47,892

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Engineering & Construction Co. Ltd.	2,639	$76,230
Hyundai Mobis Co. Ltd.	286	49,488
Hyundai Motor Co.	2,416	257,692
Kakao Corp.	547	158,693
KB Financial Group, Inc.	7,002	207,226
Kia Motors Corp.	2,211	75,254
Kolon Industries, Inc.	6,406	181,813
Korea Gas Corp.	2,046	43,627
Korea Zinc Co. Ltd.	698	242,714
LG Chem Ltd.	367	175,734
LG Corp.	1,765	109,602
LG Electronics, Inc.	1,952	116,075
LG Innotek Co. Ltd.	313	42,485
Mando Corp.	2,452	56,913
NAVER Corp.	4,171	1,059,650
NCSoft Corp.	437	297,770
POSCO	7,023	1,133,297
Posco International Corp.	3,700	43,137
Samsung Biologics Co. Ltd.(a)(b)	284	175,102
Samsung Electronics Co. Ltd.	83,436	4,077,838
Samsung Life Insurance Co. Ltd.	789	31,519
Samsung SDI Co. Ltd.	326	109,139
Samsung SDS Co. Ltd.	296	41,486
Shinhan Financial Group Co. Ltd.	8,144	204,359
SK Holdings Co. Ltd.	176	32,806
SK Telecom Co. Ltd.	370	68,528
Woori Financial Group, Inc.	5,261	37,628
Yuhan Corp.	505	24,285

		9,887,990

Taiwan — 12.6%
Alchip Technologies Ltd.	4,000	81,838
ASPEED Technology, Inc.	2,000	79,801
Catcher Technology Co. Ltd.	12,000	88,604
Chailease Holding Co. Ltd.	2,134	8,931
Chicony Electronics Co. Ltd.	38,000	112,554
Chipbond Technology Corp.	5,000	10,208
CTBC Financial Holding Co. Ltd.	1,302,000	862,240
Delta Electronics, Inc.	24,000	164,051
E.Sun Financial Holding Co. Ltd.	102,570	94,909
eMemory Technology, Inc.	4,000	74,796
Faraday Technology Corp.	92,000	147,629
FLEXium Interconnect, Inc.	26,000	125,888
Fubon Financial Holding Co. Ltd.	261,000	371,712
Gigabyte Technology Co. Ltd.	88,000	252,114
Hon Hai Precision Industry Co. Ltd.	86,000	229,846
Kinsus Interconnect Technology Corp.	45,000	118,480
Lite-On Technology Corp.	74,000	125,192
MediaTek, Inc.	50,000	1,193,903
Merry Electronics Co. Ltd.	11,000	59,748
Micro-Star International Co. Ltd.	21,000	93,425
Nanya Technology Corp.	35,000	72,426
Parade Technologies Ltd.	14,000	609,414
President Chain Store Corp.	18,000	171,938
Primax Electronics Ltd.	42,000	60,088
Quanta Computer, Inc.	108,000	301,749
Realtek Semiconductor Corp.	29,000	369,987
Sercomm Corp.	60,000	161,867
Taiflex Scientific Co. Ltd.	21,000	36,800
Taiwan Mobile Co. Ltd.	53,000	189,904
Taiwan Semiconductor Manufacturing Co. Ltd.	449,000	6,534,565
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,673	684,213

Security	Shares	Value

Taiwan (continued)
Uni-President Enterprises Corp.	265,000	$646,773
Universal Vision Biotechnology Co. Ltd.	15,000	90,354
Wistron Corp.	160,000	187,471
Wistron NeWeb Corp.	19,000	41,785
Yuanta Financial Holding Co. Ltd.	87,000	53,529

		14,508,732

Thailand — 1.9%
Bangkok Dusit Medical Services PCL, NVDR	162,400	115,452
Bumrungrad Hospital PCL, NVDR	4,400	16,196
Com7 PCL, NVDR	96,000	117,837
CP ALL PCL, NVDR(a)	251,900	551,505
Energy Absolute PCL, NVDR	68,700	104,483
Gulf Energy Development PCL, NVDR	47,300	51,288
Home Product Center PCL, NVDR	827,400	414,052
Indorama Ventures PCL, NVDR	49,200	39,577
Kasikornbank PCL, NVDR	89,000	231,916
Kiatnakin Bank PCL, NVDR	80,900	100,832
Muangthai Capital PCL, NVDR(a)	31,100	50,033
PTT PCL, NVDR	127,800	160,326
Siam Commercial Bank PCL, NVDR	72,800	156,937
Thai Union Group PCL, NVDR	125,000	53,783
Thanachart Capital PCL, NVDR	38,200	42,681

		2,206,898

Turkey — 0.4%
Akbank TAS(a)	108,395	81,222
BIM Birlesik Magazalar AS	20,246	206,699
Eregli Demir ve Celik Fabrikalari TAS	7,165	7,828
Koza Altin Isletmeleri AS(a)	4,998	62,014
Turk Telekomunikasyon AS	2,337	2,424
Turkcell Iletisim Hizmetleri AS	27,756	58,918
Turkiye Garanti Bankasi AS(a)	7,715	7,755

		426,860

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	25,948	35,557
Aldar Properties PJSC	221,657	105,315
Dubai Islamic Bank PJSC	8,609	8,799
Emaar Properties PJSC(a)	47,249	33,416
Emirates Telecommunications Group Co. PJSC	31,530	142,562
First Abu Dhabi Bank PJSC	29,231	88,641

		414,290

Total Common Stocks — 97.8% (Cost: $93,822,398)		112,718,152

Preferred Securities

Preferred Stocks — 1.4%

Brazil — 1.4%
Banco Bradesco SA, Preference Shares	266,098	1,144,672
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	15,555	67,211
Itau Unibanco Holding SA, Preference Shares	13,922	71,764
Lojas Americanas SA, Preference Shares	24,107	157,585
Metalurgica Gerdau SA, Preference Shares	54,551	84,077
Petroleo Brasileiro SA, Preference Shares	26,416	112,418

		1,637,727

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.0%
LG Electronics, Inc., Preference Shares	2,131	$48,236

Total Preferred Securities — 1.4% (Cost: $2,093,115)		1,685,963

Rights

Brazil — 0.0%
B2W Cia Digital (Expires 08/25/20)(a)	135	181

Total Rights — 0.0% (Cost: $ — )		181

Total Long-Term Investments —99.2% (Cost: $95,915,513)		114,404,296

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(d)(e)	5,816,824	5,816,824
SL Liquidity Series, LLC, Money Market Series, 0.38%(d)(e)(f)	160,095	160,191

Total Short-Term Securities — 5.2% (Cost: $5,977,015)		5,977,015

Total Investments — 104.4% (Cost: $101,892,528)		120,381,311

Liabilities in Excess of Other Assets — (4.4)%		(5,124,678)

Net Assets — 100.0%		$115,256,633

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	10,615,413	—		(4,798,589	)(b)	5,816,824	$5,816,824	$1,695		$—		$—
SL Liquidity Series, LLC, Money Market Series	—	160,095	(b)	—		160,095	160,191	629	(c)	200		—

							$5,977,015	$2,324		$200		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	133	09/18/20	$7,111	$270,872

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	At Termination	Morgan Stanley & Co., Inc.(a)	02/22/23	$164,673	$7,229	(b)	$122,288	0.1%
	At Termination	UBS AG(c)	06/12/23 - 06/14/23	346,479	(104,661	)(d)	230,138	0.3

				$511,152	$(97,432)		$352,426

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmark used in determining the variable rate of interest: USD - 1D Overnight Fed Funds Effective Rate (FEDL01).

(b)	Amount includes $49,614 of net dividends and financing fees.
(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 90 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest: USD - 1D Overnight Bank Funding Rate (OBFR01).

(d)	Amount includes $11,680 of net dividends and financing fees.

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of period end, termination date February 22, 2023:

Security	Shares	Value	%of Basket Value
Reference Entity — Long

Common Stocks

United Arab Emirates
Aldar Properties PJSC	257,380	$122,288	100.0%

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$122,288

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates June 12, 2023 to June 14, 2023:

Security	Shares	Value	%of Basket Value
Reference Entity — Long

Common Stocks

United Arab Emirates
Aldar Properties PJSC	273,141	$129,777	56.4%
Dubai Islamic Bank PJSC	30,118	30,784	13.4
Emaar Properties PJSC	98,381	69,577	30.2

Net Value of Reference Entity — UBS AG		$230,138

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$136,773	$—	$—	$136,773
Brazil	3,572,093	—	—	3,572,093
China	14,858,645	34,647,282	—	49,505,927
Colombia	91,075	—	—	91,075
Czech Republic	—	89,403	—	89,403
Greece	—	99,790	—	99,790
Hong Kong	21,534	404,457	—	425,991
Hungary	—	277,511	—	277,511
India	313,013	9,337,640	—	9,650,653
Indonesia	—	1,829,301	—	1,829,301
Malaysia	—	2,207,792	—	2,207,792
Mexico	1,848,526	—	—	1,848,526
Peru	58,746	215,402	—	274,148
Philippines	—	303,784	—	303,784
Poland	—	1,493,105	—	1,493,105
Russia	—	4,056,200	—	4,056,200
Saudi Arabia	—	2,348,228	—	2,348,228
South Africa	695,845	6,367,237	—	7,063,082
South Korea	—	9,887,990	—	9,887,990
Taiwan	684,213	13,824,519	—	14,508,732
Thailand	—	2,206,898	—	2,206,898
Turkey	89,050	337,810	—	426,860
United Arab Emirates	—	414,290	—	414,290
Preferred Securities
Preferred Stocks
Brazil	1,637,727	—	—	1,637,727
South Korea	—	48,236	—	48,236
Rights	181	—	—	181
Short-Term Securities
Money Market Funds	5,816,824	—	—	5,816,824

	$29,824,245	$90,396,875	$—	120,221,120

Investments Valued at NAV(a)				160,191

				$120,381,311

Derivative Financial Instruments(b)
Assets
Equity Contracts	$270,872	$7,229	$—	$278,101
Liabilities
Equity Contracts	—	(104,661)	—	(104,661)

	$270,872	$(97,432)	$—	$173,440

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

SG	Syncora Guarantee

SRF	State Revolving Fund